Accounts payable and other current liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable and other current liabilities

Note 7. Accounts payable and other current liabilities

At September 30, 2022 and December 31, 2021, accounts payable and other current liabilities consisted of the following:

	September 30,	December 31,
	2022	2021

Accounts payable	$553,181	$225,271
Payroll liabilities	565,566	220,914
Credit cards	64,899	44,510
Other payable	70,754	23,016
Insurance payable	154,752	1,331,749
	$1,409,152	$1,845,460

Note 5. Accounts payable and other current liabilities

As of December 31, 2021 and 2020, Accounts payable and other current liabilities consisted of the following:

	December 31,	December 31,
	2021	2020

Accounts payable	$225,271	$63,044
Payroll liabilities	220,914	110,710
Credit cards	44,510	82,387
Other payable	23,016	1,635
Accrued interest	-	2,415
Insurance payable	1,331,749	-
	$1,845,460	$260,191